Film Related Obligations - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended		19 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2026	May 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Aug. 30, 2022
Accounts receivable	$ 688,600	$ 576,000	$ 576,000	$ 688,600	$ 688,600
Total corporate debt	1,793,500	$ 1,697,800	$ 1,697,800	1,793,500	$ 1,793,500
Debt instrument effective interest rate percentage		5.92%	5.92%
Line of credit facility moratorium period					90 days
Film Related Obligations
Total corporate debt	1,949,400	$ 1,990,200	$ 1,990,200	1,949,400	$ 1,949,400
LIONS GATE ENTERTAINMENT CORP [Member]
Production Loans	1,292,200	1,395,400	1,395,400	1,292,200	1,292,200
Credit facility, maximum principal amount		1,250,000	1,250,000
Credit facility, available amount		1,250	1,250
Accounts receivable	753,000	636,500	636,500	753,000	753,000
Total corporate debt	2,508,500	2,331,200	2,331,200	2,508,500	2,508,500
Line of Credit Facility, Maximum Borrowing Capacity		1,250,000	1,250,000
LIONS GATE ENTERTAINMENT CORP [Member] | Secured Debt [Member]
Production Loans		1,254,800	1,254,800
Unsecured Debt | LIONS GATE ENTERTAINMENT CORP [Member]
Production Loans		$ 140,600	$ 140,600
Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Production loans , programming notes, or other loans, weighted average interest rate		5.66%	5.66%
Debt, Weighted Average Interest Rate		5.66%	5.66%
Production Tax Credit Facility | Film Related Obligations
Production Loans		$ 1,254,800	$ 1,254,800
Credit facility, maximum principal amount		161,900	161,900
Collateral		357,800	357,800
Total corporate debt	260,000	280,000	280,000	$ 260,000	260,000
Line of Credit Facility, Maximum Borrowing Capacity		161,900	161,900
Production Tax Credit Facility | Revolving Credit Facility
Credit facility, maximum principal amount		280,000	280,000
Credit facility, available amount		0	0
Line of Credit Facility, Maximum Borrowing Capacity		280,000	280,000
Production Tax Credit Facility | Revolving Credit Facility | Subsequent Event
Credit facility, maximum principal amount		380,000	380,000
Line of Credit Facility, Maximum Borrowing Capacity		380,000	380,000
Production Tax Credit Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount		280,000	280,000
Collateral		357,800	357,800
Line of Credit Facility, Maximum Borrowing Capacity		$ 280,000	$ 280,000
Production Tax Credit Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event
Credit facility, maximum principal amount							$ 380,000
Line of Credit Facility, Maximum Borrowing Capacity							380,000
Production Tax Credit Facility | Revolving Credit Facility | Base Rate
Basis spread on variable interest rate (as a percent)			0.50%
Production Tax Credit Facility | Revolving Credit Facility | Base Rate | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.50%	1.50%
Production Tax Credit Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate		5.92%	5.92%
Production Tax Credit Facility | Revolving Credit Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)			1.50%
Programming Notes | Starz Business [Member]
Total corporate debt	$ 0	$ 90,900	$ 90,900	$ 0	0
Programming Notes | Secured Debt [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount		6,510	6,510
Line of Credit Facility, Maximum Borrowing Capacity		$ 6,510	$ 6,510
IP Credit Facility | Film Related Obligations
Debt instrument effective interest rate percentage		6.74%	6.74%
IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member] | Secured Debt [Member]
Credit facility, maximum principal amount		$ 161,900	$ 161,900
Line of Credit Facility, Maximum Borrowing Capacity		$ 161,900	$ 161,900
IP Credit Facility | Base Rate | Film Related Obligations
Basis spread on variable interest rate (as a percent)	2.25%
IP Credit Facility | SOFR | Film Related Obligations
Long Term Debt Floor Interest Rate Percentage		0.25%	0.25%
IP Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate		6.74%	6.74%
Backlog Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount		$ 175,000	$ 175,000
Credit facility, outstanding amount	$ 175,000	135,700	135,700	175,000	175,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 175,000	$ 175,000
Backlog Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate		5.57%	5.57%
Backlog Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			2.25%
Backlog Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt instrument, term			2 years
Backlog Facility | Secured Debt [Member] | Subsequent Event
Credit facility, maximum principal amount							150,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 150,000
Backlog Facility | Secured Debt [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event
Credit facility, maximum principal amount		$ 150,000	$ 150,000					$ 150,000
Line of Credit Facility, Maximum Borrowing Capacity		150,000	$ 150,000					$ 150,000
Backlog Facility | Secured Debt [Member] | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.15%
Distribution Loan Agreement | LIONS GATE ENTERTAINMENT CORP [Member] | Loans Payable
Loan amount		$ 112,300	$ 112,300
Distribution Loan Agreement | Loans Payable
Loan amount	112,300			112,300	112,300
Distribution Loan Agreement | Loans Payable | LIONS GATE ENTERTAINMENT CORP [Member]
Production loans , programming notes, or other loans, weighted average interest rate		5.88%	5.88%
Loan amount		$ 103,200	$ 103,200
Accounts receivable		36,200	36,200
Contracted receivables not yet reflected as accounts receivable		$ 86,100	$ 86,100
Debt, Weighted Average Interest Rate		5.88%	5.88%
Production Loans | Film Related Obligations
Long term debt weighted average interest rate		5.66%	5.66%
Total corporate debt	1,292,200	$ 1,395,400	$ 1,395,400	1,292,200	1,292,200
Production Loans | Unsecured Portion | Film Related Obligations
Total corporate debt		140,600	140,600
Backlog Facility and Other | Film Related Obligations
Credit facility, outstanding amount	175,000	135,700	135,700	175,000	175,000
Total corporate debt	$ 287,300	238,900	238,900	$ 287,300	$ 287,300
Backlog Facility and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount									$ 175,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 175,000
Backlog Facility and Other | Secured Debt [Member]
Credit facility, available amount						$ 0
Backlog Facility and Other | SOFR | Film Related Obligations
Debt instrument additional margin percentage					1.15%
Debt instrument effective interest rate percentage										5.57%
Other Loans
Credit facility, outstanding amount		103,200	103,200
Debt instrument, collateral amount		86,100	86,100
Contracted receivables		$ 36,200	$ 36,200
Minimum | Production Tax Credit Facility | Revolving Credit Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.10%
Minimum | Production Tax Credit Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)		0.10%
Minimum | IP Credit Facility | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)	0.11%
Minimum | IP Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Floor on SOFR (as a percent)		0.25%	0.25%
Minimum | Backlog Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.10%
Minimum | Backlog Facility | Revolving Credit Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.25%
Minimum | Film Library Facility | Secured Debt [Member] | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.11%
Maximum | IP Credit Facility | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)	0.26%
Maximum | Backlog Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.25%
Maximum | Backlog Facility | Revolving Credit Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)					1.50%
Maximum | Backlog Facility | Revolving Credit Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.50%
Maximum | Backlog Facility and Other | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)					0.25%
Maximum | Film Library Facility | Secured Debt [Member] | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.26%